Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 175,311,125.57
Total Fee Amount	24,210.47
Total Offset Amount	0.00
Net Fee	$ 24,210.47
Offset Table N/A	N/A